Note 8 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	42.80%	42.80%
Operating Loss Carryforwards (in Dollars)	$ 8,861,000